Sales	12 Months Ended
Dec. 31, 2019
Revenue [Abstract]
Sales
35.	Sales

Details of sales for the years ended December 31, 2017, 2018 and 2019 are as follows:

		2017		2018		2019
		Domestic	Overseas	Domestic	Overseas	Domestic	Overseas
		In millions of won
[Type of goods and services]
Sales of goods	￦	55,373,316	399,232	57,514,866	382,938	56,609,330	285,546
Electricity		54,649,882	—	56,842,011	—	55,939,001	—
Heat supply		205,838	—	216,117	—	220,948	—
Others		517,596	399,232	456,738	382,938	449,381	285,546
Sales related to rendering of services		186,990	164,167	176,539	216,328	222,106	186,184
Sales of construction services		92,501	3,119,683	108,586	1,633,805	110,692	1,154,224

	￦	55,652,807	3,683,082	57,799,991	2,233,071	56,942,128	1,625,954

[Timing of revenue recognition]
Performance obligations satisfied at a point in time	￦	55,373,316	399,232	57,514,866	382,938	56,609,330	285,546
Performance obligations satisfied over time		279,491	3,283,850	285,125	1,850,133	332,798	1,340,408

	￦	55,652,807	3,683,082	57,799,991	2,233,071	56,942,128	1,625,954